Inventories	3 Months Ended
Mar. 31, 2021
Inventory Disclosure [Abstract]
Inventories

Note 5. Inventories

Inventories consist of the following (in thousands):

	March 31, 2021	December 31, 2020
Raw materials	$927	$586
Work-in-progress	160	73
Finished goods	442	560

Total inventory	$1,529	$1,219